SHARE CAPITAL	9 Months Ended
Sep. 30, 2021
Share Capital [Abstract]
SHARE CAPITAL

9.SHARE CAPITAL

(a) Authorized: unlimited number of common shares, no par value

Issued: 111,127,690 (December 31, 2020: 83,184,843)

Exercise prices of units, warrants, options and RSUs, are presented in US dollars unless otherwise noted.

Aspire Common Share Purchase Agreement

On December 23, 2019, the Company entered into an agreement with Aspire Capital Fund, LLC (“Aspire”). Under the terms of this agreement, Aspire committed to purchase up to $35 million of Common Shares for a maximum of 9,729,777 Common Shares.

During the three months ended September 30, 2021, the Company issued 200,000 Common Shares to Aspire Capital Fund, LLC for proceeds of $329. To date, the Company has issued 6,981,048 Common Shares of Titan for total proceeds of $5.2 million (nine months ended September 30, 2021 - $2.7 million). The balance remaining on Aspire’s commitment is 2,748,729 Common Shares (with a maximum value of $29.8 million), accessible at the Company’s request from time to time, until June 23, 2022, subject to the terms and conditions of the agreement.

THIRD QUARTER 2021

TITAN MEDICAL INC.
Notes to the Condensed Interim Consolidated Financial Statements
(Unaudited)
For the Quarter Ended September 30, 2021
(In thousands of US dollars except per share amounts and as otherwise indicated.)

January 2021 Equity Offering

On January 26, 2021, the Company closed an offering of 7,419,354 units of the Company (“January 2021 Units) sold on a “bought deal” basis, at a price of $1.55 per January 2021 Unit for aggregate gross proceeds of $11,500 ($10,231 net of share issuance costs). Each January 2021 Unit consists of one Common Share in the capital of the Company (each a “Common Share”) and one half (1/2) of one Common Share purchase warrant (each whole warrant, a “January 2021 Warrant”). Each January 2021 Warrant is exercisable to acquire one Common Share at an exercise price of $2.00 per share until January 26, 2026. In connection with the January 2021 Offering, the Company issued 518,234 broker warrants, each exercisable at $1.9375 until January 26, 2023 and treated as share issuance costs. January 2021 Warrants and broker warrants associated with this raise qualified as equity classification – see Note 9(c).

February 2021 Equity Offering

On February 24, 2021, the Company closed an offering of 9,585,250 units of the Company (“February 2021 Units”) at a price of $2.40 per February 2021 Unit for aggregate gross proceeds of $23,005 ($21,093 net of share issuance costs). Each February 2021 Unit consists of one Common share and one half (1/2) of one Common Share purchase warrant (each whole warrant, a “February 2021 Warrant”). Each February 2021 Warrant is exercisable to acquire one Common Share at an exercise price of $3.00 per share until February 24, 2023. In connection with the February 2021 Offering, the Company issued 670,967 broker warrants exercisable at $3.00 until February 24, 2023 and treated as share issuance costs. February 2021 Warrants and broker warrants associated with this raise qualified as equity classification – see Note 9(c).

(b)Stock-Based Compensation

Titan has reserved and set aside up to 15% of the issued and outstanding Common Shares for the granting of stock options and restricted share units to eligible employees, officers, consultants, and advisors. The Company’s compensation plan includes the Share Unit Plan (the “SU Plan”), the Deferred Unit Plan (the “DSU Plan”), the Stock Option Plan (the “Option Plan”), collectively the “Compensation Plan”. At September 30, 2021, 8,632,824 Common Shares were remaining available to issue under the Compensation Plan.

Common shares outstanding	111,127,690
Available for issuance – 15% of common shares outstanding	16,669,154
Reserved for stock options	(5,783,290)
Reserved for RSUs	(2,253,040)
Remainder available to reserve for future grants	8,632,824

THIRD QUARTER 2021

TITAN MEDICAL INC.
Notes to the Condensed Interim Consolidated Financial Statements
(Unaudited)
For the Quarter Ended September 30, 2021
(In thousands of US dollars except per share amounts and as otherwise indicated.)

During Q3, 2021, the Company granted 693,809 stock options and 338,059 RSUs to Directors, Officers and Employees. The stock-based compensation expense is included in R&D and G&A as follows:

	Three Months Ended September 30		Nine Months Ended September 30
	2021	2020	2021	2020

Stock options	$706	$286	$1,661	$721
RSUs	595	-	1,591	-
G&A - Stock options & RSUs	1,301	286	3,252	721
R&D - Stock options	121	-	368	-
Stock-based compensation expense	$1,422	$286	$3,620	$721

(i)Options

A summary of the status of the Company’s outstanding stock options as of September 30, 2021, is presented in the following table:

	Three Months Ended September 30, 2021		Nine Months Ended September 30, 2021
Stock options outstanding	Number stock options	Weighted Average Exercise Price	Number of stock options	Weighted Average Exercise Price
Balance, Opening	5,396,145	$1.93	2,923,770	$1.76
Granted	693,809	1.58	3,316,195	1.99
Exercised	-	-	(19,568)	0.73
Expired	(75,164)	3.58	(84,974)	3.58
Forfeited	(231,500)	1.85	(352,133)	1.71
Balance, September 30, 2021	5,783,290	$1.87	5,783,290	$1.87

THIRD QUARTER 2021

TITAN MEDICAL INC.
Notes to the Condensed Interim Consolidated Financial Statements
(Unaudited)
For the Quarter Ended September 30, 2021
(In thousands of US dollars except per share amounts and as otherwise indicated.)

During Q3, 2021, the company granted 693,809 stock options with the terms outlined below:

Grant date / recipient	Number of options	Exercise price	Vesting conditions	Contractual life of options
August 20, 2021, options A	520,000	$1.58	Options vest as to ¼ of the total number of options granted on the first anniversary of the grant date, and monthly for the remaining ¾ in equal amounts	7 years
August 20, 2021, options B	170,000	$1.58	Options vest as to ¼ of the total number of options granted on each annual anniversary of the grant date, beginning on the first year anniversary of the grant date	7 years
August 10, 2021, options C	3,809	$1.58	Options vest immediately	7 years
Total options granted in Q3, 2021	693,809

THIRD QUARTER 2021

TITAN MEDICAL INC.
Notes to the Condensed Interim Consolidated Financial Statements
(Unaudited)
For the Quarter Ended September 30, 2021
(In thousands of US dollars except per share amounts and as otherwise indicated.)

(ii)Restricted Share Units

A summary of the status of the Company’s outstanding RSUs as of September 30, 2021, is presented in the following table:

	Three Months Ended September 30, 2021		Nine Months Ended September 30, 2021
	Number of RSUs	Weighted Average Exercise Price	Number of RSUs	Weighted Average Exercise Price
Balance, Opening	1,914,981	$2.24	-	$-
Granted	338,059	1.52	2,253,040	2.13
Balance, September 30, 2021	2,253,040	$2.13	2,253,040	$2.13

During the quarter, the Company granted 338,059 RSUs pursuant to its Share Unit Plan. RSUs are notional share units exchangeable for common shares of the Company upon vesting.

Grant date / recipient	Vesting conditions	Number of RSUs
August 20, 2021 RSUs A	RSUs vest as to ¼ of the total number of units granted, on each of four anniversaries from the grant date	330,000
August 20, 2021 RSUs C	RSUs vested immediately	8,059
Total RSUs granted in Q3, 2021		338,059

The RSU grants were fair valued using the closing share price on August 19, 2021.

THIRD QUARTER 2021

TITAN MEDICAL INC.
Notes to the Condensed Interim Consolidated Financial Statements
(Unaudited)
For the Quarter Ended September 30, 2021
(In thousands of US dollars except per share amounts and as otherwise indicated.)

(c)Contributed Surplus–Warrant Reserve

As at September 30, 2021, the Company has 9,912,633 equity warrants that are issued, outstanding and exercisable (December 31, 2020: 2,131,716). These equity warrants expire between January 26, 2023, and November 6, 2025. Due to the equity classification, the equity warrants are not revalued each reporting period.

	Equity warrant units	Average exercise price $	Warrant Reserve $
Balance at January 1, 2021	2,131,716	1.72	1,671
January 2021 Equity Offering	3,709,677	2.00	3,164
January 2021 Equity Offering-broker warrants	518,234	1.94	1,384
February 2021 Equity Offering	4,792,625	3.00	5,928
February 2021 Equity Offering-broker warrants	670,967	3.00	1,238
Exercised	(1,318,675)	1.51	-
Expired	(591,911)	3.40	-
Equity warrants as at September 30, 2021	9,912,633	2.67	13,385